Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of accounts receivable from related parties
Name of related party	December 31, 2018	December 31, 2017
(a) JURV	$-	$53,791
(d) Beijing Xuete	$34,310	$-
(e) Shenzhen Boruiju	$35,889	$-
(f) Dongguan Artist Network	$21,807	$-
(g) Hangzhou Guanding	$21,807	$-
(h) Hangzhou Jituji	$37,799	$-

Total	$151,612	$53,791

Schedule of advance from customer related parties
Name of related party	December 31, 2018	December 31, 2017
(c) Sanshui Yijia	$581,526	$614,753
Total	$581,526	$614,753